Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Financial Derivatives Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Assets	$ 3,154,957	$ 1,368,957
Liabilities	2,938,034	1,112,806
Derivatives held for hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Assets	203,868	86,562
Liabilities	144,069	75,615
Derivatives Held For Trading [member]
Disclosure of detailed information about financial instruments [line items]
Assets	2,951,089	1,282,395
Liabilities	$ 2,793,965	$ 1,037,191